INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2019
INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As at December 31
	2018	2019	2019
	RMB	RMB	US$
Customer relationships	10,449	10,449	1,501
Brand name	116,600	116,600	16,748
Software	56,346	61,027	8,765
Domain name	1,329	1,329	191
Others	6,130	6,130	881
	190,854	195,535	28,086
Less: accumulated amortization	(47,044)	(73,948)	(10,621)
	143,810	121,587	17,465

Schedule of estimated amortization expense relating to existing intangible assets

	RMB	USD
2020	17,210	2,472
2021	9,868	1,417
2022	6,952	999
2023	6,326	909
2024	6,245	897
	46,601	6,694